Capital Leases Payable (Details Textual) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 24, 2013	Jun. 30, 2015	Dec. 31, 2014
Security and guarantee agreement with the export-import bank	$ 400,000
Interest rate	4.24%
Lease expiration date		Dec. 31, 2016	Dec. 31, 2016
October 1, 2018 [Member] | De Lage Landon [Member]
Lease expiration date		Oct. 01, 2018	Oct. 01, 2018
Capital Leases Payables		$ 452	$ 452
Tangible asset capital lease interest rate		10.00%	10.00%
November 16, 2016 [Member] | Dell Computers [Member]
Lease expiration date		Nov. 16, 2016	Nov. 16, 2016
Capital Leases Payables		$ 592	$ 592
Tangible asset capital lease interest rate		15.09%	15.09%
December 15, 2016 [Member] | Dell Computers [Member]
Lease expiration date		Dec. 15, 2016	Dec. 15, 2016
Capital Leases Payables		$ 590	$ 590
Tangible asset capital lease interest rate		15.09%	15.09%
January 3, 2017 [Member] | Dell Computers [Member]
Lease expiration date		Jan. 03, 2017	Jan. 03, 2017
Capital Leases Payables		$ 405	$ 405
Tangible asset capital lease interest rate		15.09%	15.09%
January 3, 2017 one [Member] | Dell Computers [Member]
Lease expiration date		Jan. 03, 2017
Capital Leases Payables		$ 394
Tangible asset capital lease interest rate		15.09%